Guarantees and Contingent Liabilities - Other Guarantees and Contingent Liabilities (Details) $ in Millions	Dec. 31, 2024 USD ($)
Other
Guarantor Obligations [Line Items]
Collateral Held	$ 0
Carrying Amount	21
Maximum Potential Future Payments	3,245
Standby letters of credit
Guarantor Obligations [Line Items]
Collateral Held	0
Carrying Amount	23
Maximum Potential Future Payments	10,522
Third party borrowing arrangements
Guarantor Obligations [Line Items]
Collateral Held	0
Carrying Amount	0
Maximum Potential Future Payments	1
Securities lending indemnifications
Guarantor Obligations [Line Items]
Collateral Held	6,862
Carrying Amount	0
Maximum Potential Future Payments	6,681
Asset sales
Guarantor Obligations [Line Items]
Collateral Held	0
Carrying Amount	112
Maximum Potential Future Payments	12,650
Merchant processing
Guarantor Obligations [Line Items]
Collateral Held	816
Carrying Amount	61
Maximum Potential Future Payments	$ 144,713